Segment Reporting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer Segment	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Segment Reporting Information [Line Items]
Number of segments	5
Total revenues, Net	$ 32,555	$ 33,836	$ 32,801
Number of customer	0	0	0
U.K.
Segment Reporting Information [Line Items]
Total revenues, Net	1,054	993	962
Total long-lived assets	244	223
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	31,501	32,843	31,839
Total long-lived assets	$ 11,473	$ 11,240